AXP(R)
Equity Value
Fund

2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) magnifying glass

AXP Equity Value Fund seeks to provide shareholders with growth of capital and income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Stocks for the Bargain-hunter
Like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what AXP Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.

Table of Contents
2001 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Board Members and Officers               9
Independent Auditors' Report            11
Financial Statements                    12
Notes to Financial Statements           15
Investments in Securities               24
Federal Income Tax Information          27

AXP EQUITY VALUE FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Manager
The stock market experienced a steep decline during the past 12 months, as a weakening economy and slumping corporate profits weighed on share prices. AXP Equity Value Fund fared much better than the market as a whole, as value stocks held up relatively well in the difficult environment. Still, the Fund's Class A shares lost 2.76% (excluding the sales charge) for the fiscal year -- April 2000 through March 2001. By comparison, the Standard & Poor's 500, an unmanaged index of stocks commonly used to measure the performance of the stock market as a whole, was down 21.67%.

ANNUAL REPORT - 2001

The stock market was on shaky ground when the period began, as higher interest rates and doubts about the strength of future corporate profits dampened investors' spirits. The result was two down months for the market. Stocks managed to regain most of the lost ground over the summer, but indications of a slowing economy quickly renewed the profit concerns and sent stocks tumbling from early September through late December.

SURPRISE RATE CUT
The new year brought a welcome change, as the Federal Reserve surprised investors with a sharp reduction in short-term interest rates. The market responded in very positive fashion, rallying strongly for the first three weeks of January. But more negative economic and profits news soon resurfaced, forcing stocks to give up the gain and more during February and March.

The bulk of the market's decline came at the expense of high-priced growth stocks, particularly in the technology area. However, the value stocks that this Fund focuses on were much less affected by the decline. Also, the Fund benefited from a broadly diversified portfolio that emphasized stocks in three sectors: financial services, including bank and insurance stocks; energy, primarily oil-related stocks; and utilities, including electric and natural gas stocks. Those stocks were comparatively good performers, as they attracted interest from investors who were looking for lower investment risk in a highly uncertain market environment.

As for changes to the portfolio, late in the period I trimmed the exposure to food/beverage and drug stocks, which subsequently proved to be weak performers. On the other hand, I added a bit to technology investments, given the fact that prices had fallen to the point that the stocks appeared to offer good investment value. The total tech exposure remained relatively modest, however.

Looking forward, value stocks, after being dramatically under-valued, are now more reasonably valued compared with growth stocks. However, given the several years of comparatively strong performance by growth stocks in the 1990s, I think time remains on value's side. In addition, positive fundamental business momentum among energy and consumer and industrial cyclical stocks could lay the groundwork for value to sustain its recent improved performance.

Warren E. Spitz

(Note to shareholders: Warren Spitz became manager of AXP Equity Value Fund on Nov. 6, 2000.)

AXP EQUITY VALUE FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $10.31
March 31, 2000                                                   $10.95
Decrease                                                         $ 0.64

Distributions -- April 1, 2000 - March 31, 2001
From income                                                      $ 0.09
From long-term capital gains                                     $ 0.24
Total distributions                                              $ 0.33
Total return**                                                   -2.76%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $10.31
March 31, 2000                                                   $10.94
Decrease                                                         $ 0.63

Distributions -- April 1, 2000 - March 31, 2001
From income                                                      $   --
From long-term capital gains                                     $ 0.24
Total distributions                                              $ 0.24
Total return**                                                   -3.47%

Class C -- June 26, 2000* - March 31, 2001 (All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $10.27
June 26, 2000*                                                   $10.37
Decrease                                                         $ 0.10

Distributions -- June 26, 2000* - March 31, 2001
From income                                                      $ 0.04
From long-term capital gains                                     $ 0.24
Total distributions                                              $ 0.28
Total return**                                                   +1.82%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $10.32
March 31, 2000                                                   $10.96
Decrease                                                         $ 0.64

Distributions -- April 1, 2000 - March 31, 2001
From income                                                      $ 0.10
From long-term capital gains                                     $ 0.24
Total distributions                                              $ 0.34
Total return**                                                   -2.62%

  *  Inception date.
 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***  The total return for Class C is not annualized.

ANNUAL REPORT - 2001

The 10 Largest Holdings

                                    Percent                Value
                                (of net assets)   (as of March 31, 2001)
Loews                                 5.11%            $98,620,600
Lehman Brothers Holdings              3.91              75,515,880
Chevron                               2.53              48,729,000
Alcoa                                 2.23              42,960,250
Albertson's                           2.22              42,797,900
Philip Morris                         2.03              39,146,250
BellSouth                             1.89              36,517,008
Morgan Stanley, Dean Witter,
   Discover & Co                      1.88              36,337,200
Verizon Communications                1.87              35,989,000
Aetna                                 1.84              35,560,800

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 25.51% of net assets

AXP EQUITY VALUE FUND

Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2001

The Fund's Long-term Performance

$60,000


$50,000

                                                 Lipper Large-Cap
$40,000                                             Value Index
                                                        X
                                           S&P 500 Index
$30,000                                           X                            X
                                                                         $30,456
        Russell 1000(R) Value Index X                           AXP Equity Value
$20,000                                                             Fund Class B


$10,000

'91    '92    '93    '94     '95     '96     '97     '98     '99     '00     '01

Average Annual Total Returns (as of March 31, 2001)

                   1 year          5 years    10 years   Since inception
Class A            -8.35%          +9.45%         N/A        +12.33%*
Class B            -7.24%          +9.78%      +11.78%          N/A
Class C              N/A             N/A          N/A         +1.09%**
Class Y            -2.62%         +10.88%         N/A        +13.59%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 4/1/91 to 3/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $17,912. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index, and the Lipper Large-Cap Value Index. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Russell 1000 Value Index, an unmanaged index, measures the performance of those Russell 1000 companies lower price-to-book ratios and lower forecasted growth values.

Lipper Large-Cap Value Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP EQUITY VALUE FUND

Board Members and Officers
Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 65 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
H. Brewster          Board member since   Retired chair      Merck & Co.,
Atwater, Jr. 4900    1996                 and chief          Inc.
IDS Tower                                 executive          (pharmaceuticals)
Minneapolis, MN                           officer, General
55402 Born in 1931                        Mills, Inc.
                                          (consumer foods)
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Arne H. Carlson      Chair of the Board   Chair, Board
901 S. Marquette     since 1999           Services
Ave. Minneapolis,                         Corporation
MN 55402 Born in                          (provides
1934                                      administrative
                                          services to
                                          boards)  Former
                                          Governor of
                                          Minnesota
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Lynne V. Cheney      Board member since   Distinguished      The Reader's
American             1994                 Fellow, AEI        Digest
Enterprise                                                   Association
Institute for                                                Inc.
Public Policy
Research (AEI)
1150 17th St.,
N.W. Washington,
D.C. 20036 Born in
1941
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Livio D. DeSimone    Board member since   Retired chair of   Cargill,
30 Seventh Street    2001                 the board and      Incorporated
St. Paul, MN                              chief executive    (commodity
55101-4901 Born in                        officer,           merchants and
1936                                      Minnesota Mining   processors),
                                          and                Target
                                          Manufacturing      Corporation
                                          (3M)               (department
                                                             stores),
                                                             General
                                                             Mills, Inc.
                                                             (consumer
                                                             foods) and
                                                             Vulcan
                                                             Materials
                                                             Company
                                                             (construction
                                                             materials/
                                                             chemicals)
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Ira D. Hall          Board member since   Treasurer,
Texaco, Inc. 2000    2001                 Texaco Inc.
Westchester Avenue                        since 1998.
White Plains, NY                          Prior to that,
10650 Born in 1944                        director,
                                          International
                                          Operations IBM
                                          Corp.
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Heinz F. Hutter      Board member         Retired
P.O. Box 2187        since 1994           president and
Minneapolis, MN                           chief operating
55402 Born in 1929                        officer,
                                          Cargill,
                                          Incorporated
                                          (commodity
                                          merchants and
                                          processors)
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Anne P. Jones 5716   Board member since   Attorney and       Motorola,
Bent Branch Rd.      1985                 telecommunications Inc.
Bethesda, MD 20816                        consultant         (electronics)
Born in 1935
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
William R. Pearce    Board member         RII Weyerhaeuser
2050 One Financial   since 1980           World
Plaza Minneapolis,                        Timberfund, L.P.
MN 55402 Born in                          (develops timber
1927                                      resources) -
                                          management
                                          committee;
                                          Former chair,
                                          American Express
                                          Funds
-------------------- -------------------- ------------------ ---------------
ANNUAL REPORT - 2001

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Alan K. Simpson      Board member since   Former             Biogen, Inc.
1201 Sunshine Ave.   1997                 three-term         (bio-
Cody, WY 82414                            United States      pharmaceuticals)
Born in 1931                              Senator for
                                          Wyoming
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
C. Angus Wurtele     Board member         Retired chair of   The Valspar
Suite 1700, Foshay   since 1994           the board and      Corporation
Tower Minneapolis,                        chief executive    (paints),
MN 55402 Born in                          officer,  The      Bemis
1934                                      Valspar            Corporation
                                          Corporation        (packaging)
-------------------- -------------------- ------------------ ---------------
Board Members Affiliated with American Express Financial Corporation
(AEFC)

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Peter J. Anderson    Board member         Senior vice
58600 AXP            since 2000, vice     president -
Financial Center     president since      investment
Minneapolis, MN      1995                 operations and
55474 Born in 1942                        director of AEFC
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
David R. Hubers      Board member         Retired chief      Chronimed
50643 AXP            since 1993           executive          Inc.
Financial Center                          officer and        (specialty
Minneapolis, MN                           director and       pharmaceutical
55474 Born in 1943                        current chair of   distribution)
                                          the board of       RTW Inc.
                                          AEFC               (manages
                                                             workers
                                                             compensation
                                                             programs)
                                                             Lawson
                                                             Software,
                                                             Inc.
                                                             (technology
                                                             based
                                                             business
                                                             applications)
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
John R. Thomas       Board member         Senior vice
50652 AXP            since 1987,          president -
Financial Center     president  since     information and
Minneapolis, MN      1997                 technology of
55474 Born in 1937                        AEFC
-------------------- -------------------- ------------------ ---------------
The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Anderson, who is vice president, the Fund's other officers are:

Other Officers

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
John M. Knight       Treasurer since      Vice president
50005 AXP            1999                 -  investment
Financial Center                          accounting of
Minneapolis, MN                           AEFC
55474 Born in 1952
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Leslie L. Ogg 901    Vice president,      President of
S. Marquette Ave.    general counsel      Board Services
Minneapolis, MN      and secretary        Corporation
55402  Born in 1938  since 1978
-------------------- -------------------- ------------------ ---------------
-------------------- -------------------- ------------------ ---------------
Frederick C.         Vice president       Senior vice
Quirsfeld 53609      since 1998           president -
AXP Financial                             fixed income and
Center                                    director of AEFC
Minneapolis, MN
55474 Born in 1947
-------------------- -------------------- ------------------ ---------------
The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

AXP EQUITY VALUE FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #42  to
Registration Statement No. 2-89288 filed on or about May 29th, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Equity Value Fund, Inc.
Fiscal year ended March 31, 2001

Class A

Income distributions taxable as dividend income, 62.94% qualifying for deduction by corporations.

Payable date                                                  Per share
June 22, 2000                                                  $0.02325
Sept. 22, 2000                                                  0.01412
Dec. 20, 2000                                                   0.02208
March 27, 2001                                                  0.02957
Total                                                          $0.08902

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 20, 2000                                                  $0.24116
Total distributions                                            $0.33018

The distribution of $0.26324 per share, payable Dec. 20, 2000, consisted of $0.02208 from net investment income and $0.24116 from net long-term capital gains.

Class B

Income  distributions   taxable  as  dividend  income,   62.94%  qualifying  for
deductions by corporations.

Payable date                                                  Per share
June 22, 2000                                                  $0.00265
March 27, 2001                                                  0.00003
Total                                                          $0.00268

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 20, 2000                                                  $0.24116
Total distributions                                            $0.24384

The distribution of $0.24116 per share, payable Dec. 20, 2000, consisted of $0.24116 from net long-term capital gains.

ANNUAL REPORT - 2001

Class C

Income distributions taxable as dividend income, 62.94% qualifying for deduction by corporations.

Payable date                                                  Per share
Sept. 22, 2000                                                 $0.01045
Dec. 20, 2000                                                   0.01272
March 27, 2001                                                  0.01868
Total                                                          $0.04185

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 20, 2000                                                  $0.24116
Total distributions                                            $0.28301

The distribution of $0.25388 per share, payable Dec. 20, 2000, consisted of $0.01272 from net investment income and $0.24116 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 62.94% qualifying for deduction by corporations.

Payable date                                                  Per share
June 22, 2000                                                  $0.02806
Sept. 22, 2000                                                  0.01723
Dec. 20, 2000                                                   0.02556
March 27, 2001                                                  0.03378
Total                                                          $0.10463

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 20, 2000                                                  $0.24116
Total distributions                                            $0.34579

The distribution of $0.26672 per share, payable Dec. 20, 2000, consisted of $0.02556 from net investment income and $0.24116 from net long-term capital gains.

AXP EQUITY VALUE FUND

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

AXP Equity Value Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: IEVAX     Class B: INEGX
Class C: N/A       Class Y: N/A

AMERICAN
EXPRESS(R) (logo)

S-6382 L (5/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.